PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	September 30,	December 31,
	2025	2024
Construction in progress	$352,087,052	$324,224,632
Land	1,439,000	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,662,675	16,662,675
Total property, plant and equipment	$379,743,727	$351,702,307

NOTE 3. LAND, MACHINERY AND EQUIPMENT, OPERATIONS PLANT AND CIP

Land, machinery and equipment, operations plant and CIP consist of the following as of December 31, 2024 and 2023:

ASSETS	As of December 31, 2024	As of December 31, 2023
Construction in progress	$324,224,632	$281,236,004
Land	1,260,000	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,397,000
Total property and equipment	$351,436,632	$308,448,004

Included within Construction in progress above are the following balances:

	As of December 31, 2024	As of December 31, 2023
Capitalized interest	$67,066,342	$53,067,395
Purchases from related party	96,412,822	81,461,222

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2024	2023

Construction in progress	$12,887,415	$12,852,415
Additions	-	35,000
Construction in progress	$12,887,415	$12,887,415

The Company has not placed any of the assets into service, therefore depreciation expense for the year ended December 31, 2024 and for the period February 9, 2023 (inception) to December 31, 2023, was $0.